Note 4(a) - Advances for Vessels Acquisitions Under Construction - Advances for Vessels Acquisitions Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 6,757
— Advances paid	60,731	5,995
—Capitalized expenses	3,346	762
— Transferred to Vessels	(32,090)
Balance	$ 38,744	$ 6,757